UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2012

Shares	Description (1)				Value
	Common Stocks – 102.6% (71.9% of Total Investments)
	Aerospace & Defense – 2.5%
80,000	Raytheon Company				$ 4,222,400
	Automobiles – 2.1%
138,400	General Motors Company, (2)				3,549,960
	Capital Markets – 1.0%
14,100	Goldman Sachs Group, Inc.				1,753,617
	Chemicals – 1.0%
31,000	Mosaic Company				1,713,990
	Commercial Banks – 3.0%
150,900	Wells Fargo & Company				5,151,726
	Commercial Services & Supplies – 1.5%
146,000	Pitney Bowes Inc.				2,566,680
	Communications Equipment – 3.2%
257,500	Cisco Systems, Inc.				5,446,125
	Computers & Peripherals – 1.2%
87,000	Hewlett-Packard Company				2,073,210
	Diversified Financial Services – 6.6%
179,600	Citigroup Inc.				6,564,380
102,000	JP Morgan Chase & Co.				4,689,960
	Total Diversified Financial Services				11,254,340
	Diversified Telecommunication Services – 0.9%
369,000	Frontier Communications Corporation				1,538,730
	Food & Staples Retailing – 2.1%
78,000	CVS Caremark Corporation				3,494,400
	Industrial Conglomerates – 1.0%
87,600	General Electric Company				1,758,132
	Insurance – 14.5%
365,900	Genworth Financial Inc., Class A, (2)				3,044,288
234,000	Hartford Financial Services Group, Inc.				4,932,720
94,900	Lincoln National Corporation				2,501,564
44,000	Loews Corporation				1,754,280
135,900	MetLife, Inc., (3)				5,075,865
177,444	Symetra Financial Corporation				2,045,929
211,700	Unum Group				5,182,416
	Total Insurance				24,537,062
	Machinery – 3.7%
75,000	Ingersoll Rand Company Limited, Class A				3,101,250
68,000	PACCAR Inc.				3,184,440
	Total Machinery				6,285,690
	Media – 9.6%
286,000	Interpublic Group Companies, Inc.				3,263,260
16,393	Metro-Goldwyn-Mayer, (2), (7)				423,759
265,000	National CineMedia, Inc.				4,054,500
140,400	Time Warner Inc.				5,300,100
68,000	Viacom Inc., Class B				3,227,280
	Total Media				16,268,899
	Metals & Mining – 6.7%
112,300	AngloGold Ashanti Limited, Sponsored ADR				4,146,116
97,200	Barrick Gold Corporation				4,226,256
39,500	Freeport-McMoRan Copper & Gold, Inc.				1,502,580
27,500	Newmont Mining Corporation				1,409,925
	Total Metals & Mining				11,284,877
	Oil, Gas & Consumable Fuels – 10.7%
37,000	Canadian Natural Resources Limited				1,227,660
32,400	Occidental Petroleum Corporation				3,085,452
73,000	Royal Dutch Shell PLC, Class A				5,119,490
426,000	Talisman Energy Inc.				5,367,600
63,500	Total S.A., Sponsored ADR				3,246,120
	Total Oil, Gas & Consumable Fuels				18,046,322
	Pharmaceuticals – 17.7%
112,200	GlaxoSmithKline PLC, ADR				5,038,902
134,700	Merck & Company Inc.				5,172,480
410,000	Pfizer Inc.				9,290,600
181,000	Sanofi-Aventis, ADR				7,013,750
78,200	Teva Pharmaceutical Industries Limited, Sponsored ADR				3,523,692
	Total Pharmaceuticals				30,039,424
	Software – 8.7%
346,000	CA Inc.				9,535,760
163,000	Microsoft Corporation, (3)				5,256,750
	Total Software				14,792,510
	Tobacco – 2.1%
37,600	Philip Morris International				3,331,736
	Wireless Telecommunication Services – 2.8%
170,000	Vodafone Group PLC, Sponsored ADR				4,703,900
	Total Common Stocks (cost $155,629,723)				173,813,730

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities – 0.5% (0.3% of Total Investments)
	Commercial Banks – 0.5%
700	Wells Fargo & Company	7.500%		BBB+	$ 781,690
	Total Convertible Preferred Securities (cost $635,761)				781,690

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 7.5% (5.3% of Total Investments)
	Commercial Banks – 0.7%
500	HSBC Holdings PLC	8.000%		A3	$ 13,655
12,796	Santander Holdings USA	7.300%		BBB	320,796
30,400	U.S. Bancorp., (2)	6.500%		A3	826,576
	Total Commercial Banks				1,161,027
	Consumer Finance – 0.4%
28,500	HSBC Finance Corporation	6.360%		A	707,940
	Diversified Financial Services – 0.0%
1,613	Citigroup Inc.	6.500%		BB	80,650
	Electric Utilities – 2.5%
18,150	Alabama Power Company, (8)	6.500%		A-	513,306
10,000	Alabama Power Company, (8)	6.450%		A-	283,125
12,000	Connecticut Power & Light Company, (8)	4.960%		Baa3	559,126
5,000	Georgia Power Company, (8)	6.500%		A-	539,375
5,000	Gulf Power Company, (8)	6.450%		BBB+	543,177
30,000	PPL Electric Utilities Corporation, (2), (8)	6.250%		BBB-	753,750
5,000	Southern California Edison Company, (8)	6.500%		Baa2	517,969
5,000	Southern California Edison Company, (8)	6.125%		BBB+	499,219
	Total Electric Utilities				4,209,047
	Insurance – 3.5%
25,000	Arch Capital Group Limited, (8) WI/DD	6.750%		BBB	633,595
25,000	Aspen Insurance Holdings Limited, (2)	7.401%		BBB-	644,250
25,000	Axis Capital Holdings Limited	7.250%		BBB	628,000
25,000	Axis Capital Holdings Limited	6.875%		BBB	650,000
25,000	Endurance Specialty Holdings Limited	7.750%		BBB-	655,750
3,500	Endurance Specialty Holdings Limited, (2)	7.500%		BBB-	90,370
25,000	MetLife Inc., Series B	6.500%		Baa2	632,750
25,000	PartnerRe Limited	7.250%		BBB+	652,500
25,000	Principal Financial Group	6.518%		BBB	639,750
28,500	Prudential PLC	6.750%		A-	728,174
	Total Insurance				5,955,139
	Oil, Gas & Consumable Fuels – 0.4%
25,000	Kayne Anderson MLP Trust, (3)	4.950%		AA	635,000
	Total $25 Par (or similar) Preferred Securities (cost $12,085,061)				12,748,803

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 29.0% (20.3% of Total Investments) (6)
	Auto Components – 1.1%
$ 1,311	Federal-Mogul Corporation, Tranche B, Term Loan	2.178%	12/29/14	Ba3	$ 1,262,761
669	Federal-Mogul Corporation, Tranche C, Term Loan	2.178%	12/28/15	Ba3	644,266
1,980	Total Auto Components				1,907,027
	Biotechnology – 0.5%
893	Grifols, Inc., Term Loan	6.000%	6/01/17	BB	892,882
	Building Products – 0.6%
931	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	937,648
	Chemicals – 0.6%
988	Univar, Inc., Term Loan	5.000%	6/30/17	B+	990,895
	Communications Equipment – 1.1%
860	Intelsat, Term Loan	5.250%	4/02/18	BB-	865,697
984	Avaya, Inc., Term Loan	3.241%	10/27/14	B1	955,515
1,844	Total Communications Equipment				1,821,212
	Consumer Finance – 0.4%
750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	692,344
	Containers & Packaging – 1.4%
853	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	864,941
1,053	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	1,067,838
462	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	467,550
2,368	Total Containers & Packaging				2,400,329
	Electric Utilities – 0.7%
1,860	TXU Corporation, 2014 Term Loan	3.743%	10/10/14	B2	1,143,301
	Food & Staples Retailing – 0.6%
984	U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	951,972
	Food Products – 1.4%
993	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	995,130
1,324	Michael Foods Group, Inc., Term Loan	4.253%	2/25/18	B+	1,326,106
2,317	Total Food Products				2,321,236
	Health Care Equipment & Supplies – 0.9%
1,496	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	1,528,162
	Health Care Providers & Services – 3.4%
1,027	Community Health Systems, Inc., Term Loan	2.628%	7/25/14	BB	1,014,792
992	Golden Living, Term Loan	5.000%	5/04/18	B+	940,224
76	HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	74,657
910	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	875,675
997	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	975,044
1,810	Universal Health Services, Inc., Term Loan B	3.754%	11/15/16	BB+	1,810,863
5,812	Total Health Care Providers & Services				5,691,255
	Health Care Technology – 0.6%
998	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	1,013,335
	Hotels, Restaurants & Leisure – 3.3%
1,965	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,967,456
2,047	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB	2,047,172
1,500	Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	1,500,516
5,512	Total Hotels, Restaurants & Leisure				5,515,144
	Household Products – 0.1%
158	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	154,236
	Internet Software & Services – 0.4%
630	Go Daddy Operating Co., LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	632,530
	IT Services – 1.8%
1,247	First Data Corporation, Extended Term Loan B	5.242%	3/23/17	B+	1,196,230
662	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	660,440
744	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	743,444
490	SunGard Data Systems, Inc., Term Loan B	1.993%	2/28/14	BB	489,671
3,143	Total IT Services				3,089,785
	Media – 5.6%
617	Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	617,316
500	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	496,094
997	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	1,001,717
750	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	CCC+	762,427
1,246	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	1,249,841
1,000	Kabel Deutschland GmbH, Term Loan F	4.250%	1/20/19	Ba2	999,583
1,965	Mediacom Broadband LLC, Tranche F, Term Loan	4.500%	10/23/17	BB-	1,963,772
265	Nielsen Finance LLC, Term Loan C	3.493%	5/02/16	Ba2	264,951
617	SuperMedia, Term Loan	11.000%	12/31/15	Caa3	337,972
1,956	Univision Communications, Inc., Term Loan	4.491%	3/31/17	B+	1,817,680
9,913	Total Media				9,511,353
	Multiline Retail – 0.6%
993	Bass Pro Group LLC, Term Loan B	5.317%	6/13/17	BB-	994,981
	Oil, Gas & Consumable Fuels – 0.5%
860	Energy Transfer Equity LP, Term Loan B	3.750%	3/21/17	Ba1	844,771
	Pharmaceuticals – 0.5%
416	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	415,955
208	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	207,977
286	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	285,969
910	Total Pharmaceuticals				909,901
	Real Estate Investment Trust – 0.3%
581	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	581,288
	Real Estate Management & Development – 0.2%
405	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	405,699
	Road & Rail – 0.4%
664	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/15/17	BB	669,188
	Semiconductors & Equipment – 0.6%
990	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	971,850
	Software – 1.0%
902	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	917,781
875	Infor Enterprise Applications, Term Loan WI/DD	TBD	TBD	Ba3	866,250
1,777	Total Software				1,784,031
	Specialty Retail – 0.4%
718	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	722,129
$ 50,475	Total Variable Rate Senior Loan Interests (cost $49,953,470)				49,078,484

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities – 1.0% (0.7% of Total Investments)
	Commercial Banks – 0.3%
500	PNC Financial Services Inc., (9)	6.750%	8/01/21	BBB	$ 527,160
	Commercial Services & Supplies – 0.4%
1	Pitney Bowes Interntational Holdings, 144A, (9)	6.125%	4/15/50	Baa1	702,891
	Diversified Financial Services – 0.3%
500	JPMorgan Chase & Company, (9)	7.900%	4/30/18	Baa1	547,760
	Total Capital Preferred Securities (cost $1,670,269)				1,777,811

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.1% (1.5% of Total Investments)
$ 3,589	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $3,589,029, collateralized by $3,380,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $3,663,075.	0.010%	4/02/12		$ 3,589,026
	Total Short-Term Investments (cost $3,589,026)				3,589,026
	Total Investments (cost $223,563,310) – 142.7%				$ 241,789,544
	Borrowings – (40.1)% (10), (11)				(67,900,000)
	Other Assets Less Liabilities – (2.6)% (12)				(4,488,192)
	Net Assets Applicable to Common Shares – 100%				$ 169,401,352

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (13)	Date	Price	Value
(290)	Barrick Gold Corporation	$ (1,522,500)	4/21/12	52.5	$ (1,015)
(591)	Hartford Financial Services Group, Inc.	(1,418,400)	5/19/12	24.0	(14,775)
(949)	Lincoln National Corporation	(1,898,000)	4/21/12	20.0	(578,890)
(750)	Ingersoll Rand Company Limited, Class A	(3,000,000)	6/16/12	40.0	(210,000)
(1,300)	Interpublic Group Companies, Inc.	(1,560,000)	7/21/12	12.0	(68,250)
(436)	MetLife, Inc.	(1,744,000)	6/16/12	40.0	(37,932)
(310)	Mosaic Company	(1,782,500)	6/16/12	57.5	(68,510)
(4,626)	Total Call Options Written (premiums received $734,974)	$ (12,925,400)			$ (979,372)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$13,975,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$(276,408)
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(800,536)
							$(1,076,944)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks		$173,389,971	$ 423,759	$ –	$ 173,813,730
Convertible Preferred Securities		781,690	–	–	781,690
$25 Par (or similar) Preferred Securities		7,906,161	4,842,642	–	12,748,803
Variable Rate Senior Loan Interests		–	49,078,484	–	49,078,484
Capital Preferred Securities		–	1,777,811	–	1,777,811
Short-Term Investments:
Repurchase Agreement		–	3,589,026	–	3,589,026
Derivatives:
Interest Rate Swaps*		–	(1,076,944)	–	(1,076,944)
Call Options Written		(979,372)	–	–	(979,372)
Total		$181,098,450	$ 58,634,778	$ –	$ 239,733,228

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative	Asset Derivatives	Liability Derivatives
Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$979,372
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net*	—	Unrealized depreciation on interest rate swaps, net*	1,076,944
Total		$—			$2,056,316

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $226,129,437.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 28,407,492
Depreciation					(12,747,385)

Net unrealized appreciation (depreciation) of investments					$ 15,660,107

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(7)	For fair value measurement disclosure purposes, Common Stocks categorized as Level 2.
(8)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.
(9)	For fair value measurement disclosure purposes, Capital Preferred Securities categorized as Level 2.
(10)	Borrowings as a percentage of Total Investments is 28.1%.
(11)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2012, investments with a value of $147,588,114 have been pledged as collateral for Borrowings.

(12)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012